UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549
                                --------

                               FORM N-CSR
                                --------

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                          INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                --------


                            101 Federal Street
                             Boston, MA 02110
            (Address of principal executive offices) (Zip code)

                            CB Core Equity Fund
                               P.O. Box 446
                            Portland, ME 04112
                  (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-637-6884

                 DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.
                         THE ADVISORS' INNER CIRCLE FUND




[LOGO OMITTED]


CB CORE EQUITY FUND
ANNUAL REPORT                                                   OCTOBER 31, 2003


                                      INVESTMENT ADVISER:
                                      CB INVESTMENT MANAGERS, LLC

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                                OCTOBER 31, 2003


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets ....................................................   1

Statement of Operations ....................................................   8

Statement of Changes in Net Assets .........................................   9

Financial Highlights .......................................................  10

Notes to Financial Statements ..............................................  11

Report of Independent Auditors .............................................  16

Trustees and Officers of The Advisors' Inner Circle Fund ...................  18

Notice to Shareholders .....................................................  26
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                                OCTOBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 91.4%
--------------------------------------------------------------------------------
                                                             SHARES      VALUE
                                                            --------    -------

BASIC MATERIALS -- 2.7%
METALS -- 1.2%
   Alcoa ..................................................   14,510 $   458,081
                                                                     -----------
PAPER & FOREST PRODUCTS -- 1.5%
   Georgia-Pacific ........................................   20,970     551,091
                                                                     -----------
   Total Basic Materials ..................................            1,009,172
                                                                     -----------
CONSUMER DURABLES -- 1.0%
AUTOS -- 1.0%
   General Motors .........................................    8,650     369,095
                                                                     -----------
   Total Consumer Durables ................................              369,095
                                                                     -----------
CONSUMER MERCHANDISE -- 5.9%
RETAIL - APPAREL -- 1.1%
   Ross Stores ............................................    8,164     408,282
                                                                     -----------
RETAIL - GENERAL MERCHANDISE -- 2.4%
   Fred's .................................................   10,242     385,918
   Target .................................................   13,186     524,012
                                                                     -----------
                                                                         909,930
                                                                     -----------
RETAIL - SPECIALTY -- 2.4%
   Advance Auto Parts* ....................................    4,900     383,278
   Home Depot .............................................    9,795     363,101
   Staples* ...............................................    7,015     188,142
                                                                     -----------
                                                                         934,521
                                                                     -----------
   Total Consumer Merchandise .............................            2,252,733
                                                                     -----------
CONSUMER NON-DURABLES -- 7.9%
APPAREL -- 1.0%
   Nike ...................................................    5,835     372,857
                                                                     -----------
BEVERAGES - ALCOHOLIC -- 0.7%
   Anheuser-Busch .........................................    5,760     283,738
                                                                     -----------
BEVERAGES - SOFT -- 1.8%
   PepsiCo ................................................   14,192     678,661
                                                                     -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                             SHARES      VALUE
                                                            --------    --------

CONSUMER PRODUCTS -- 2.5%
   Procter & Gamble .......................................    9,556 $   939,259
                                                                     -----------
FOODS -- 0.8%
   Wm. Wrigley Jr. ........................................    5,282     297,905
                                                                     -----------
LEISURE - PRODUCTS -- 1.1%
   Harley-Davidson ........................................    9,135     433,090
                                                                     -----------
   Total Consumer Non-Durables ............................            3,005,510
                                                                     -----------
CONSUMER SERVICES -- 8.1%
LODGING/HOTELS/GAMING -- 2.2%
   International Game Technology ..........................   24,830     813,182
                                                                     -----------
MEDIA -- 3.2%
   BROADCASTING -- 1.9%
   InterActiveCorp* .......................................   19,680     722,453
                                                                     -----------
   MULTIMEDIA -- 1.3%
   Fox Entertainment Group* ...............................   18,275     506,217
                                                                     -----------
                                                                       1,228,670
                                                                     -----------
RESTAURANTS -- 2.7%
   McDonald's .............................................   15,160     379,152
   Sonic* .................................................   22,790     633,790
                                                                     -----------
                                                                       1,012,942
                                                                     -----------
   Total Consumer Services ................................            3,054,794
                                                                     -----------
ENERGY -- 5.4%
OIL EXPLORATION & PRODUCTION -- 1.5%
   Burlington Resources ...................................   11,435     556,198
                                                                     -----------
OIL INTEGRATED -- 3.9%
   ChevronTexaco ..........................................   10,722     796,644
   ConocoPhillips .........................................    5,604     320,269
   Exxon Mobil ............................................    9,946     363,825
                                                                     -----------
                                                                       1,480,738
                                                                     -----------
   Total Energy ...........................................            2,036,936
                                                                     -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                              SHARES     VALUE
                                                             --------   --------

FINANCIAL SERVICES -- 18.8%
BANKS -- 7.1%
   FIDUCIARY -- 1.8%
   Bank of New York .......................................   22,568 $   703,896
                                                                     -----------
   REGIONAL -- 1.8%
   SouthTrust .............................................   21,415     682,068
                                                                     -----------
   SUPER REGIONAL -- 3.5%
   Bank of America ........................................    7,975     603,947
   Wells Fargo ............................................   12,720     716,390
                                                                     -----------
                                                                       1,320,337
                                                                     -----------
                                                                       2,706,301
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 7.2%
   CREDIT CARD -- 1.0%
   American Express .......................................    8,290     389,050
                                                                     -----------
   DIVERSIFIED -- 2.9%
   Citigroup ..............................................   22,878   1,084,417
                                                                     -----------
   INVESTMENT BANKERS/BROKERS -- 2.5%
   Morgan Stanley .........................................   17,685     970,376
                                                                     -----------
   INVESTMENT MANAGERS -- 0.8%
   Nuveen Investments .....................................   10,427     291,956
                                                                     -----------
                                                                       2,735,799
                                                                     -----------
INSURANCE -- 3.6%
   LIFE INSURANCE -- 2.7%
   AFLAC ..................................................   27,778   1,013,341
                                                                     -----------
   MULTI-LINE INSURANCE -- 0.9%
   Metlife ................................................   11,185     351,209
                                                                     -----------
                                                                       1,364,550
                                                                     -----------
SAVINGS & LOANS -- 0.9%
   Washington Mutual ......................................    7,660     335,125
                                                                     -----------
   Total Financial Services ...............................            7,141,775
                                                                     -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES      VALUE
                                                            --------    --------

HEALTHCARE -- 9.9%
BIOTECHNOLOGY -- 1.0%
   Invitrogen* ............................................    5,890 $   374,545
                                                                     -----------
HEALTHCARE SERVICES -- 2.5%
   HMOS -- 1.3%
   WellPoint Health Networks* .............................    5,651     502,374
                                                                     -----------
   HOSPITALS -- 1.2%
   Quest Diagnostics* .....................................    6,550     443,108
                                                                     -----------
                                                                         945,482
                                                                     -----------
MEDICAL PRODUCTS -- 2.6%
   PRODUCTS -- 2.6%
   Cooper .................................................    4,335     188,356
   Johnson & Johnson ......................................    5,465     275,053
   Stryker ................................................    6,487     526,161
                                                                     -----------
                                                                         989,570
                                                                     -----------
PHARMACEUTICALS -- 3.8%
   MEDICAL DRUGS -- 2.3%
   Pfizer .................................................   27,345     864,102
                                                                     -----------
   PHARMACY SERVICES -- 1.5%
   AdvancePCS* ............................................   11,390     586,243
                                                                     -----------
                                                                       1,450,345
                                                                     -----------
   Total Healthcare .......................................            3,759,942
                                                                     -----------
INDUSTRIAL -- 8.9%
ELECTRONICS -- 1.8%
   Tyco International Limited .............................   32,398     676,470
                                                                     -----------
MACHINERY -- 1.0%
   Deere ..................................................    6,425     389,484
                                                                     -----------
MANUFACTURING -- 4.1%
   General Electric .......................................   28,598     829,628
   Jabil Circuit* .........................................   26,645     742,063
                                                                     -----------
                                                                       1,571,691
                                                                     -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES      VALUE
                                                            --------    --------

TRANSPORTATION -- 2.0%
   Canadian National Railway ..............................   12,380 $   745,276
                                                                     -----------
   Total Industrial .......................................            3,382,921
                                                                     -----------
TECHNOLOGY -- 18.1%
AEROSPACE/DEFENSE -- 0.5%
   Lockheed Martin ........................................    4,303     199,487
                                                                     -----------
COMPUTER HARDWARE -- 5.2%
   COMPUTER SERVICES -- 0.8%
   Diebold ................................................    5,598     319,422
                                                                     -----------
   COMPUTERS -- 3.4%
   Dell* ..................................................   26,054     941,071
   Hewlett-Packard ........................................   14,800     330,188
                                                                     -----------
                                                                       1,271,259
                                                                     -----------
   MEMORY & PERIPHERALS -- 1.0%
   Lexmark International* .................................    4,935     363,265
                                                                     -----------
                                                                       1,953,946
                                                                     -----------
COMPUTER SOFTWARE -- 4.5%
   DATA PROCESSING -- 0.8%
   Automatic Data Processing ..............................    8,533     322,036
                                                                     -----------
   SYSTEMS -- 3.7%
   Microsoft ..............................................   38,718   1,012,476
   Synopsys* ..............................................   11,730     372,075
                                                                     -----------
                                                                       1,384,551
                                                                     -----------
                                                                       1,706,587
                                                                     -----------
SEMICONDUCTORS -- 5.5%
   SEMICONDUCTOR EQUIPMENT -- 0.5%
   Applied Materials* .....................................    7,535     176,093
                                                                     -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONCLUDED
--------------------------------------------------------------------------------

                                                             SHARES      VALUE
                                                            --------    --------

   SEMICONDUCTORS -- 5.0%
   Intel ..................................................   30,450 $ 1,006,373
   National Semiconductor* ................................   10,470     425,396
   Texas Instruments ......................................   16,385     473,854
                                                                     -----------
                                                                       1,905,623
                                                                     -----------
                                                                       2,081,716
                                                                     -----------
TELECOMMUNICATIONS -- 2.4%
   NETWORKING PRODUCTS & SERVICES -- 0.9%
   Cisco Systems* .........................................   16,815     352,778
                                                                     -----------
   WIRELESS EQUIPMENT -- 1.5%
   Qualcomm ...............................................   11,700     555,750
                                                                     -----------
                                                                         908,528
                                                                     -----------
   Total Technology .......................................            6,850,264
                                                                     -----------
UTILITIES - ELECTRIC & GAS -- 2.3%
ELECTRIC -- 2.3%
   Energy East ............................................   11,223     251,957
   Southern ...............................................   21,009     626,068
                                                                     -----------
                                                                         878,025
                                                                     -----------
   Total Utilities -- Electric & Gas ......................              878,025
                                                                     -----------
UTILITIES - TELEPHONE -- 2.4%
CELLULAR/WIRELESS -- 0.6%
   Vodafone Airtouch ADR ..................................   11,100     234,765
                                                                     -----------
TELEPHONE - INTEGRATED -- 1.8%
   AT&T ...................................................   15,105     280,802
   SBC Communications .....................................   16,158     387,469
                                                                     -----------
                                                                         668,271
                                                                     -----------
   Total Utilities -- Telephone ...........................              903,036
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $28,626,519) ..................................           34,644,203
                                                                     -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 EXCHANGE TRADED FUND -- 3.4%
--------------------------------------------------------------------------------

                                                             SHARES      VALUE
                                                            --------    --------

   SPDR Trust Series 1 ....................................   12,033 $ 1,267,436
                                                                     -----------
   TOTAL EXCHANGE TRADED FUND
      (Cost $1,156,575) ...................................            1,267,436
                                                                     -----------

--------------------------------------------------------------------------------
 MONEY MARKET FUNDS -- 7.0%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund .................1,514,393   1,514,393
   HighMark U.S. Government Money Market Fund .............1,132,070   1,132,070
                                                                     -----------
   TOTAL MONEY MARKET FUNDS
      (Cost $2,646,463) ...................................            2,646,463
                                                                     -----------
   TOTAL INVESTMENTS -- 101.8%
      (Cost $32,429,557) ..................................           38,558,102
                                                                     -----------
OTHER ASSETS AND LIABILITIES -- (1.8%)
   Investment Advisory Fees Payable .......................              (9,558)
   Administration Fees Payable ............................              (8,493)
   Other Assets and Liabilities, Net ......................            (654,530)
                                                                     -----------
   TOTAL OTHER ASSETS AND LIABILITIES .....................            (672,581)
                                                                     -----------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Portfolio Shares (Unlimited authorization -- no par
      value) based on 3,282,474 outstanding shares of
      beneficial interest .................................           32,054,598
   Undistributed net investment income ....................               24,820
   Accumulated net realized loss on investments ...........            (322,442)
   Net unrealized appreciation on investments .............            6,128,545
                                                                     -----------
   TOTAL NET ASSETS -- 100.0% .............................          $37,885,521
                                                                     ===========
   Net Asset Value, Offering and Redemption
      Price Per Share .....................................               $11.54
                                                                          ======
   *   NON-INCOME PRODUCING
ADR    AMERICAN DEPOSITARY RECEIPT
SPDR   STANDARD & POOR'S DEPOSITORY RECEIPT


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             CB CORE EQUITY FUND
                                                            FOR THE PERIOD ENDED
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   MAY 20, 2003*
                                                                  TO OCTOBER 31,
                                                                        2003
                                                                  --------------
INVESTMENT INCOME
Dividends .......................................................... $  212,022
Interest ...........................................................      7,590
Less: Foreign Taxes Withheld .......................................       (651)
                                                                     ----------
   TOTAL INCOME ....................................................    218,961
                                                                     ----------
EXPENSES
Investment Advisory Fees ...........................................    120,450
Administration Fees ................................................     44,931
Offering Costs (1) .................................................     15,250
Audit Fees .........................................................     15,000
Printing Fees ......................................................     14,999
Transfer Agent Fees ................................................     11,745
Legal Fees .........................................................      6,740
Registration and Filing Fees .......................................      5,072
Trustees' Fees .....................................................      2,695
Custodian Fees .....................................................      1,929
Insurance and Other Fees ...........................................      1,659
                                                                     ----------
   TOTAL EXPENSES ..................................................    240,470
                                                                     ----------
Less: Advisory Fee Waiver ..........................................    (98,939)
                                                                     ----------
NET EXPENSES .......................................................    141,531
                                                                     ----------
NET INVESTMENT INCOME ..............................................     77,430
                                                                     ----------
NET REALIZED LOSS ON INVESTMENTS ...................................   (322,442)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ..................................................  5,011,066
                                                                     ----------
NET GAIN ON INVESTMENTS ............................................  4,688,624
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............... $4,766,054
                                                                     ==========

(1) SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS

*COMMENCEMENT OF OPERATIONS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                   MAY 20, 2003*
                                                                  TO OCTOBER 31,
                                                                       2003
                                                                  --------------
OPERATIONS:
   Net Investment Income .........................................  $    77,430
   Net Realized Loss on Investments ..............................     (322,442)
   Net Change in Unrealized Appreciation on Investments ..........    5,011,066
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........    4,766,054
                                                                    -----------
DIVIDENDS:
   Net Investment Income .........................................      (52,610)
                                                                    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................    3,671,217
   Issued in Connection with Collective Investment
      Fund Conversion (1) ........................................   29,639,359
   Issued in Connection with an In-Kind Purchase (2) .............      855,370
   In Lieu of Dividends ..........................................       38,805
   Redeemed ......................................................   (1,032,674)
                                                                    -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....   33,172,077
                                                                    -----------
     TOTAL INCREASE IN NET ASSETS ................................   37,885,521
                                                                    -----------
NET ASSETS:
   Beginning of Period ...........................................           --
   End of Period .................................................  $37,885,521
                                                                    ===========
SHARE TRANSACTIONS:
   Issued ........................................................      332,235
   Issued in Connection with Collective Investment
      Fund Conversion (1) ........................................    2,963,946
   Issued in Connection with an In-Kind Purchase (2) .............       78,330
   In Lieu of Dividends ..........................................        3,537
   Redeemed ......................................................      (95,574)
                                                                    -----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ....    3,282,474
                                                                    ===========

(1) SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.
(2) SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE $0.
 * COMMENCEMENT OF OPERATIONS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   MAY 20, 2003*
                                                                  TO OCTOBER 31,
                                                                       2003
                                                                  --------------
Net Asset Value, Beginning of Period ...............................    $10.00
                                                                       -------
Income from Investment Operations
   Net Investment Income ...........................................      0.02
   Net Realized and Unrealized Gain ................................      1.54
                                                                       ---------
   Total from Investment Operations ................................      1.56
                                                                       ---------
Dividends:
   Net Investment Income ...........................................     (0.02)
                                                                       ---------
   Total Dividends .................................................     (0.02)
                                                                       ---------
Net Asset Value, End of Period .....................................    $11.54
                                                                       =========

TOTAL RETURN+ ......................................................     15.57%
                                                                       =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..............................   $37,886
Ratio of Expenses to Average Net Assets ............................      0.94%
Ratio of Expenses to Average Net Assets (excluding waivers) ........      1.60%
Ratio of Net Investment Income to Average Net Assets ...............      0.51%
Portfolio Turnover Rate ............................................     30.57%
+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
  PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT, IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
* COMMENCEMENT OF OPERATIONS. ALL RATIOS HAVE BEEN ANNUALIZED.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the CB Core Equity Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On May 20, 2003, the Fund commenced operations as a result of the reorganization of a collective investment fund and a common trust fund (the "successor funds") managed by CB Investment Managers, LLC. As a result of the reorganization, 2,963,946 shares of CB Core Equity Fund were exchanged for 1,136,872 shares of the successor funds. The net assets from the successor funds that were reorganized into CB Core Equity Fund were valued at $29,639,359 which included unrealized appreciation of $1,117,479.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

     maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     Securities for which market quotations are not readily available, of which there are none as of October 31, 2003, are valued at fair value or in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS-- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of October 31, 2003, the Fund held no repurchase agreements.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund or share class are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income quarterly. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     OFFERING COSTS -- Offering costs which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being capitalized and amortized to expense over a twelve-month period from the Fund's inception on May 20, 2003.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ("the Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Fund. For the period ended October 31, 2003, the Fund paid the Distributor $999 through the reduction in the yield earned by the Fund on those repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.20% of average daily net assets. The minimum fee is $100,000 for one fund, and shall be increased $100,000 for each fund thereafter, and $15,000 for each additional class per fund after the first class, apportioned to the Fund as a percentage of average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, CB Investment Managers, LLC (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 0.94% of average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
6. INVESTMENT TRANSACTIONS:

For the period ended October 31, 2003, the Fund made purchases of $11,369,145 and sales of $9,631,258 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. As of October 31, 2003, there were no permanent book and tax differences.

The tax character of all dividends paid for the period ended October 31, 2003 was deemed ordinary income and amounted to $52,610.

As of October 31, 2003, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                                        $   37,760
Capital Loss Carryforward                                              (322,442)
Unrealized Appreciation                                               6,128,545
Other Temporary Differences                                             (12,940)
                                                                     ----------
Total Distributable Earnings                                         $5,830,923

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2003, the Fund had the following capital loss carryforwards:

                        EXPIRES                TOTAL CAPITAL
                         2011                LOSS CARRYFORWARD
                        -------             -------------------
                       $322,442                  $322,442

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the period were not different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2003, were as follows:

             FEDERAL TAX       APPRECIATED      DEPRECIATED     NET UNREALIZED
                COST           SECURITIES       SECURITIES       APPRECIATION
            -------------     -------------    -------------    ----------------
             $32,429,557       $6,864,355       $(735,810)        $6,128,545

8. IN-KIND TRANSACTIONS:

During the period ended October 31, 2003, the Fund primarily received securities in lieu of cash for shareholder subscriptions. The value of the subscriptions was as follows:

            SUBSCRIPTION      SUBSCRIPTION AT VALUE     SHARES SUBSCRIBED
            ------------      ---------------------     -----------------
              $855,370              $855,370                 78,330

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
CB Core Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of CB Core Equity Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the period from May 20, 2003 (inception) through October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CB Core Equity Fund of The Advisors' Inner Circle Fund as of October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period from May 20, 2003 (inception) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP [Signature Omitted]

Philadelphia, Pennsylvania
December 23, 2003

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE1                       THE TRUST                    TIME SERVED2
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                        Trustee                    (Since 1993)
76 yrs. old


--------------------------------------------------------------------------------
ROBERT A. PATTERSON                   Trustee                    (Since 1993)
76 yrs. old


--------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee                    (Since 1993)
74 yrs. old


--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
72 yrs. old




--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS                     MEMBER         HELD BY BOARD MEMBER3
-------------------------------------------------------------------------------


Vice Chairman of Ameritrust Texas N.A.,        45          Trustee of The Arbor
1989-1992, and MTrust Corp., 1985-1989                     Funds, The MDL Funds,
                                                           and The Expedition
                                                           Funds.

--------------------------------------------------------------------------------
Pennsylvania State University, Senior          45          Member and Treasurer,
Vice President, Treasurer (Emeritus);                      Board of Trustees of
Financial and Investment Consultant,                       Grove City College.
Professor of Transportation since 1984;                    Trustee of The Arbor
Vice President-Investments, Treasurer,                     Funds, The MDL Funds,
Senior Vice President (Emeritus), 1982-                    and The Expedition
1984. Director, Pennsylvania Research                      Funds.
Corp.

--------------------------------------------------------------------------------
                                               45          Trustee of The Arbor
Private investor from 1987 to present.                     Funds, The MDL Funds,
Vice President and Chief Financial                         and The Expedition
officer, Western Company of North                          Funds.
America (petroleum service company),
1980-1986.  President of Gene Peters
and Associates (import company), 1978-
1980. President and Chief Executive
Officer of Jos. Schlitz Brewing Company
before 1978.

--------------------------------------------------------------------------------

Partner, Dechert (law firm), September         45          Trustee of The Arbor
1987-December 1993                                         Funds, The MDL Funds,
                                                           The Expedition Funds,
                                                           SEI Asset Allocation
                                                           Trust, SEI Daily
                                                           Income Trust, SEI
                                                           Index Funds, SEI
                                                           Institutional Inter-
                                                           national Trust, SEI
                                                           Institutional
                                                           Investments Trust,
                                                           SEI Institutional
                                                           Managed Trust, SEI
                                                           Liquid Asset Trust,
                                                           SEI Tax Exempt Trust,
                                                           State Street
                                                           Research Funds, and
                                                           Massachusetts Health
                                                           and Education Tax-
                                                           Exempt Trust.
--------------------------------------------------------------------------------

ADVISORS' INNER CIRCLE FUND                                 CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE1                       THE TRUST                    TIME SERVED2
--------------------------------------------------------------------------------

INDEPENDENT
BOARDMEMBERS (CONTINUED)
------------------------
GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
61 yrs. old


--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                     Chairman                    (Since 1991)
57 yrs. old                        of the Board
                                    of Trustees


--------------------------------------------------------------------------------
WILLIAM M. DORAN                      Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
63 yrs. old


--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

     ADVISORS' INNER CIRCLE FUND                             CB CORE EQUITY FUND


     ---------------------------------------------------------------------------


                                           NUMBER OF
                                          PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS                      MEMBER        HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------


Chief Executive Officer, Newfound             45           Trustee, Navigator
consultants Inc. since April 1997.                         Securities Lending
General Partner, Teton Partners, L.P.,                     Trust, since 1995.
June 1991- December 1996; Chief                            Trustee of The Arbor
Financial Officer, Nobel Partners, L.P.,                   Funds, The MDL Funds,
March 1991-December 1996; Treasurer and                    The Expedition Funds,
Clerk, Peak Asset Management, Inc.,                        SEI Asset Allocation
since 1991.                                                Trust, SEI Daily
                                                           Income Trust, SEI
                                                           Index Funds, SEI
                                                           Institutional
                                                           International Trust,
                                                           SEI Institutional
                                                           Investments Trust,
                                                           SEI Institutional
                                                           Managed Trust,
                                                           SEI Liquid Asset
                                                           Trust and SEI Tax
                                                           Exempt Trust.
--------------------------------------------------------------------------------


Currently performs various services           45           Trustee of The Arbor
on behalf of SEI Investments for                           Funds, Bishop Street
which Mr. Nesher is compensated.                           Funds, The Expedition
Executive Vice President of SEI                            Funds, The MDL Funds,
Investments, 1986-1994. Director and                       SEI Asset Allocation
Executive Vice President of the                            Trust, SEI Daily
Administrator and the Distributor,                         Income Trust, SEI
1981-1994.                                                 Index Funds, SEI
                                                           Insitutional Invest-
                                                           ments Trust, SEI
                                                           SEI Institutional
                                                           Managed Trust, SEI
                                                           Liquid Asset Trust,
                                                           SEI Tax Exempt Trust,
                                                           SEI Opportunity
                                                           Master Fund, L.P.,
                                                           SEI Absolute Return
                                                           Master Fund, L.P.,
                                                           and SEI Absolute
                                                           Return Fund, L.P.
--------------------------------------------------------------------------------

Partner, Morgan, Lewis & Bockius LLP          45           Trustee of The Arbor
(law firm), counsel to the Trust, SEI                      Funds, The MDL Funds,
Investments, the Administrator and the                     The Expedition Funds,
Distributor. Director of SEI                               SEI Asset Allocation
Investments since 1974; Secretary of                       Trust, SEI Daily
SEI Investments since 1978.                                Income Trust, SEI
                                                           Index Funds, SEI
                                                           Institutional
                                                           International Trust,
                                                           SEI Institutional
                                                           Investments Trust,
                                                           SEI Institutional
                                                           Managed Trust, SEI
                                                           Liquid Asset Trust
                                                           and SEI Tax Exempt
                                                           Trust.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE1                       THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------

OFFICERS
--------
JAMES F. VOLK, CPA                   President                   (Since 2003)
41 yrs. old


--------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
34 yrs. old                      Financial Officer


--------------------------------------------------------------------------------
PETER GOLDEN                Co-Controller and Co-Chief           (Since 2003)
39 yrs. old                      Financial Officer

--------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)
41yrs. old


--------------------------------------------------------------------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)
39 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                                            NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)                  OVERSEEN BY     OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS                      OFFICER         HELD BY OFFICER
--------------------------------------------------------------------------------

Senior Operations Officer, SEI                 N/A                   N/A
Investments, Fund Accounting and
Administration (1996-present);
Assistant Chief Accountant of the U.S.
Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
--------------------------------------------------------------------------------
Director, SEI Investments, Fund                N/A                   N/A
Accounting and Administration since
November 1999; Audit Manager,
Ernst & Young LLP from 1991-1999.
--------------------------------------------------------------------------------
Director, SEI Investments, Fund                N/A                   N/A
Accounting and Administration, employee
of the Administrator since June 2001.
From March 2000 to 2001, Vice President
of Funds Administration for J.P. Morgan
Chase &Co. From 1997 to 2000, Vice
President of Pension and Mutual Fund
Accounting for Chase Manhattan Bank.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary         N/A                   N/A
SEI Investments Global Funds Services
and SEI Investments Distribution Co.
since January 2001; Shareholder/
Partner, Buchanan Ingersoll
Professional Corporation from 1992-
2000.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary         N/A                   N/A
of SEI Investments, SEI Investments
Global Funds Services and SEI
Investments Distribution Co. since
1998; Assistant General Counsel and
Director of Arbitration, Philadelphia
Stock Exchange from 1989-1998.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE1                       THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
35 yrs. old                   and Assistant Secretary


--------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)
35 yrs. old                        and Secretary


--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
43 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)
32 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
JOHN MUNERA                     Vice President and               (Since 2002)
40 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
CORI DAGGETT                    Vice President and               (Since 2003)
42 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)                  OVERSEEN BY     OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS                      OFFICER         HELD BY OFFICER
--------------------------------------------------------------------------------

Vice President and Assistant                   N/A                   N/A
Secretary of SEI Investments Global
Funds Services and SEI Investments
Distribution Co. since 1999;
Associate, Dechert from 1997-1999;
Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary         N/A                   N/A
of SEI Investments Global Funds
Services and SEI Investments
Distribution Co. since 2000; Vice
President, Merrill Lynch & Co. Asset
Management Group from 1998-2000;
Associate at Pepper Hamilton LLP from
1997-1998.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary         N/A                   N/A
of SEI Investments Global Funds
Services and SEI Investments
Distribution Co. since 1999; Associate
at White and Williams LLP from 1991-
1999.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary         N/A                   N/A
of SEI Investments Global Funds
Services and SEI Investments
Distribution Co. since 2001; Associate
at Howard Rice Nemorvoski Candy Falk &
Rabkin from 1998-2001; Associate at
Seward & Kissel from 1996-1998.
--------------------------------------------------------------------------------
Middle Office Compliance Officer at            N/A                   N/A
SEI Investments since 2000; Supervising
Examiner at Federal Reserve Bank of
Philadelphia from 1998-2000.
--------------------------------------------------------------------------------
Employed by SEI Investments Company            N/A                   N/A
since 2003.  Associate at Drinker
Biddle & Reath, LLP from 1998-2003.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              DIVIDENDS
                                                                                           QUALIFYING FOR
      LONG-TERM        LONG-TERM        QUALIFIED                                            CORPORATE
     (20% RATE)       (15% RATE)         5-YEAR          ORDINARY                            DIVIDENDS        QUALIFYING
    CAPITAL GAIN     CAPITAL GAIN        GAIN            INCOME             TOTAL           RECEIVABLE         DIVIDEND
    DISTRIBUTION     DISTRIBUTION     DISTRIBUTION      DISTRIBUTION      DISTRIBUTION      DEDUCTION (1)      INCOME (2)
    ------------     ------------     ------------      ------------      ------------      ------------       ----------
        0.00%            0.00%             0.00%           100.00%           100.00%           100.00%           100.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

                               CB CORE EQUITY FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                 1-800-637-6884

                                    ADVISER:
                           CB Investment Managers, LLC
                              300 West Vine Street
                               Lexington, KY 40507

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004






     This information must be preceded or accompanied by a current prospectus for the Fund described.

ITEM 2.     CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.    (RESERVED)

ITEM 9.     CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.   EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/James F. Volk
                                        ------------------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/James F. Volk
                                        ------------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/Jennifer E. Spratley
                                        ---------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.